Business combinations - Schedule of business combination (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 17, 2023 USD ($)	Nov. 17, 2023 CAD ($)
Fair value of net assets acquired:
Income taxes receivable				$ 1
Net gain resulting from the CPP agreement		$ 1	$ 0
Cariboo Pulp & Paper Acquisition
Fair value of net assets acquired:
Cash	$ 2
Accounts receivable	3
Inventories	35
Prepaid expenses	1
Property, plant and equipment	59
Payables and accrued liabilities	(39)
Other liabilities	(14)
Deferred income tax liabilities	(1)
Identifiable assets acquired (liabilities assumed)	44
Investment in joint venture is measured using equity method or at fair value	(43)
Net gain resulting from the CPP agreement	$ 1
Spray Lake Acquisition
West Fraser purchase consideration:
Cash consideration				101	$ 139
Fair value of net assets acquired:
Cash				1
Accounts receivable				3
Inventories				24
Prepaid expenses				1
Property, plant and equipment				58
Timber licenses				41
Payables and accrued liabilities				(8)
Other liabilities				(3)
Deferred income tax liabilities				(18)
Identifiable assets acquired (liabilities assumed)				$ 101